EMPLOYEE BENEFIT PLANS (Net Periodic Benefit Cost) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 15.1	$ 10.9	$ 28.9	$ 21.8	$ 43.6	$ 47.4	$ 40.6
Interest cost	1.7	2.1	3.5	4.2	8.3	5.8	4.3
Expected return on plan assets	(3.1)	(2.4)	(6.2)	(4.8)	(9.6)	(8.5)	(5.8)
Settlement loss recognized					0.0	0.0	1.0
Amortization of prior service cost and actuarial loss	0.0	0.0	0.1	0.1	0.3	0.2	0.5
Net periodic benefit cost	13.7	10.6	26.3	21.3	42.6	44.9	40.6
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.2	0.3	0.5	0.5	1.0	1.1	1.2
Interest cost	0.1	0.1	0.2	0.3	0.7	0.7	0.8
Expected return on plan assets					0.0	0.0	0.0
Settlement loss recognized					0.0	0.0	0.0
Amortization of prior service cost and actuarial loss	0.2	0.2	0.3	0.3	0.5	0.7	0.6
Net periodic benefit cost	$ 0.5	$ 0.6	$ 1.0	$ 1.1	$ 2.2	$ 2.5	$ 2.6